Cover	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Entity Central Index Key	0001124796
Amendment Flag	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	NLIGHT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38462
Entity Tax Identification Number	91-2066376
Entity Address, Postal Zip Code	98607
Entity Address, Address Line One	4637 NW 18th Avenue
City Area Code	(360) 566-4460
Local Phone Number	(360) 566-4460
Entity Address, City or Town	Camas
Entity Address, State or Province	WA
Written Communications	false
Soliciting Material	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LASR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false